Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000066117
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Touchstone Active Bond Fund (Prospectus Summary) | Touchstone Active Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBAX
Touchstone Active Bond Fund (Prospectus Summary) | Touchstone Active Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TODCX
Touchstone Active Bond Fund (Prospectus Summary) | Touchstone Active Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBYX
Touchstone Active Bond Fund (Prospectus Summary) | Touchstone Active Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBIX